Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Staff advances	$ 145	$ 61
Prepayment for products	367	1,174
Advance to OEMs	4,004	14,285
Rental and other deposits	451	736
VAT recoverable	2,238	1,836
Receivable from an export/import agent	20
Investment of convertible bond	338	338
Cash loan	100	100
Others	410	354
Prepaid expenses and other current assets, gross	8,073	18,884
Less: provision	(421)	(11,383)
Prepaid expenses and other current assets, net	$ 7,652	$ 7,501